Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 47,549	$ 2,806	$ 10,274
Restricted cash included in other assets	100	100	100
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows.	$ 47,649	$ 2,906	$ 10,374